Directors Affected by Gold Fields Management Scheme Modification (Detail) (Stock Appreciation Rights, The Gold Fields Limited 2005 Share Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nicholas J. Holland
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	121,428	49,000
Average instrument price	$ 8.21	$ 12.80
Contractual life extended by (years)	1 month 28 days	22 days
Paul Schmidt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	75,082	43,310
Average instrument price	$ 8.56	$ 12.68
Contractual life extended by (years)	2 months 1 day	22 days